INVESTMENT IN UNCONSOLIDATED ENTITY (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investments	The Company’s investment in unconsolidated entity as of June 30, 2021 and December 31, 2020 is as follows:
	June 30, 2021	December 31, 2020
The TIC Interest	$9,987,703	$10,002,368
The Company’s investment in unconsolidated entity as of December 31, 2020 and 2019 is as follows:
	December 31,
	2020	2019
The TIC Interest	$10,002,368	$10,388,588

Entities Equity In Earnings
The Company’s income from investment in unconsolidated entity for the three and six months ended June 30, 2021 and 2020, is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
The TIC Interest	$74,834	$125,658	$147,302	$146,411

Summarized Financial Information
The following is summarized financial information for the Santa Clara property as of and for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Assets:
Real estate investments, net	$29,906,146	$30,858,240
Cash and cash equivalents	380,774	275,760
Other assets	164,684	228,770
Total assets	$30,451,604	$31,362,770

Liabilities:
Mortgage notes payable, net	$13,489,126	$13,746,635
Below-market lease, net	2,806,973	2,953,360
Other liabilities	92,777	68,587
Total liabilities	16,388,876	16,768,582
Total equity	14,062,728	14,594,188
Total liabilities and equity	$30,451,604	$31,362,770

	Years Ended December 31,
	2020	2019
Total revenue	$2,694,874	$2,705,126

Expenses:
Depreciation and amortization	999,929	993,564
Interest expense	565,778	574,086
Other expenses	721,279	731,044
Total expenses	2,286,986	2,298,694
Net income	$407,888	$406,432
The following is REIT I's summarized results of operations for the year ended December 31, 2019:

Year Ended December 31, 2019
Total revenue	$13,132,226

Expenses:
Depreciation and amortization	5,787,709
Interest expense	3,425,625
Other expenses	5,342,365
Total expenses	14,555,699
Other income:
Gain on sale of real estate investment property, net	(1,850,845)
Loss on debt restructuring	1,964,618
Total other income	113,773
Net loss	$(1,309,700)

The TIC Interest
Schedule of Equity Method Investments [Line Items]
Summarized Financial Information
The following is summarized financial information for the Santa Clara property as of June 30, 2021 and December 31, 2020 and for the three and six months ended June 30, 2021 and 2020:

	June 30, 2021	December 31, 2020
Assets:
Real estate investments, net	$29,406,115	$29,906,146
Cash and cash equivalents	786,775	380,774
Other assets	50,041	164,684
Total assets	$30,242,931	$30,451,604
Liabilities:
Mortgage note payable, net	$13,354,714	$13,489,126
Below-market lease, net	2,733,780	2,806,973
Other liabilities	111,598	92,777
Total liabilities	16,200,092	16,388,876
Total equity	14,042,839	14,062,728
Total liabilities and equity	$30,242,931	$30,451,604

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Total revenues	$676,936	$751,653	$1,350,912	$1,349,573
Expenses:
Interest expense	138,036	140,906	275,642	282,609
Depreciation and amortization	250,015	250,680	500,030	499,898
Other expenses	185,964	187,246	372,652	365,703
Total expenses	574,015	578,832	1,148,324	1,148,210
Net income	$102,921	$172,821	$202,588	$201,363